Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ (791)	$ (986)	$ 166	$ (291)
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ (791)	$ (986)